CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common stock Class A Common Stock	Common stock Class B Common Stock [Member]	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2019	$ 0	$ 0	$ 0	$ (1,000)	$ (1,000)
Beginning balance (in shares) at Dec. 31, 2019	0	0
Issuance of Class B common stock to Sponsor	$ 0	$ 575	24,425	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	5,750,000
Sale of 650,000 Private Placement Units	$ 65	$ 0	6,123,809	0	6,123,874
Sale of Private Placement Units (in shares)	650,000	0
Accretion to common stock subject to redemption amount	$ 0	$ 0	(6,148,234)	(19,369,222)	(25,517,456)
Net income (loss)	0	0	0	(2,061,769)	(2,061,769)
Ending balance at Dec. 31, 2020	$ 65	$ 575	0	(21,431,991)	(21,431,351)
Ending balance (in shares) at Dec. 31, 2020	650,000	5,750,000
Net income (loss)	$ 0	$ 0	0	3,206,635	3,206,635
Ending balance at Dec. 31, 2021	$ 65	$ 575	$ 0	$ (18,225,356)	$ (18,224,716)
Ending balance (in shares) at Dec. 31, 2021	650,000	5,750,000